Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue	[1]	$ 706,040	$ 537,972	$ 322,843
Related Party
Revenue		$ 40,288	$ 24,220	$ 19,205

[1]	Includes $40,288, $24,220 and $19,205 for related party transactions for the years 2023, 2022 and 2021, respectively. See Note 24.